TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As of June 30, 2023	As of December 31, 2022
Non-current
Accruals	—	290

Current
Trade payables(1)	2,784	1,235
Accruals	2,953	4,292
Indirect taxes	764	703
Other payables	395	112
	6,896	6,342
(1) Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.